EMPLOYEE OPTIONS PLANS (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants to Common shares	28,000
Weighted average exercise price per share	$ 2.15
Warrants exercisable	28,000
Exercise Price Range One Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to Common shares	11,000
Weighted average exercise price per share	$ 2.00
Warrants exercisable	11,000
Exercisable through	May - 15
Exercise Price Range Two Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to Common shares	17,000
Weighted average exercise price per share	$ 2.24
Warrants exercisable	17,000
Exercisable through	February - 15